DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term debt

(in thousands of $)	2019	2018
U.S. dollar denominated floating rate debt
$500.1 million term loan facility	347,689	385,792
$60.6 million term loan facility	44,126	47,594
$466.5 million term loan facility	264,752	281,273
$109.2 million term loan facility	89,929	96,353
$328.4 million term loan facility	230,805	246,079
$321.6 million term loan facility	241,127	260,108
$110.5 million term loan facility (ING)	106,189	51,413
$110.5 million term loan facility (Credit Suisse)	112,190	103,747
$110.5 million term loan facility (Credit Suisse #2)	117,098	52,636
Total U.S. dollar denominated floating rate debt	1,553,905	1,524,995
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	120,000	186,000
Total U.S. dollar denominated fixed rate debt	120,000	186,000
Credit facilities	23	32
Secured borrowings	7,329	7,631
Promissory notes	20,084	21,894
Total debt	1,701,341	1,740,552
Short-term debt and current portion of long-term debt	438,962	120,479
Deferred charges	7,962	9,780
Long-term portion of debt	1,254,417	1,610,293

Debt repayment schedule	The outstanding debt as of December 31, 2019 is repayable as follows:

(in thousands of $)
2020	438,962
2021	558,928
2022	57,808
2023	219,290
2024	125,077
Thereafter	301,276
1,701,341

Assets pledged	Assets pledged

(in thousands of $)	2019	2018
Vessels, net	2,578,135	2,475,649

Deferred charges	Deferred charges

(in thousands of $)	2019	2018
Debt arrangement fees	16,831	17,490
Accumulated amortization	(8,869)	(7,710)
	7,962	9,780